Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended		145 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Restricted Cash	$ 658	$ 0	$ 658
Impairment, Long-Lived Asset, Held-for-Use			0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0
Dividends Payable	$ 0		$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Number of Reportable Segments	1
Options and RSUs [Member] | Share-based Payment Arrangement, Annual Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years		5 years
Capitalized Computer Software, Additions	$ 260	$ 92
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	1 year		1 year
Minimum [Member] | Options and RSUs [Member] | Share-based Payment Arrangement, Monthly Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	10 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Cliff Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	6 months
Minimum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	8 years		8 years
Maximum [Member] | Options and RSUs [Member] | Share-based Payment Arrangement, Monthly Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	48 months
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Cliff Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	12 months
Maximum [Member] | Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years		5 years